Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$190,050,716.07	0.7985324	$167,119,451.41	0.7021826	$22,931,264.66
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$693,900,716.07	0.7221738	$670,969,451.41	0.6983082	$22,931,264.66

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	50.93		50.05
Pool Receivables Balance	$849,071,818.96		$824,020,664.18
Remaining Number of Receivables	57,286		56,632

Adjusted Pool Balance	$831,077,890.76		$806,804,233.15

III. COLLECTIONS

Principal:
Principal Collections	$23,702,659.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,066,740.80
Total Principal Collections	$24,769,399.80

Interest:
Interest Collections	$3,496,153.62
Late Fees & Other Charges	$41,795.70
Interest on Repurchase Principal	$-
Total Interest Collections	$3,537,949.32

Collection Account Interest	$4,247.01
Reserve Account Interest	$901.39
Servicer Advances	$-

Total Collections	$28,312,497.52

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$28,312,497.52
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$28,312,497.52
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$707,559.85		$707,559.85	$707,559.85
Collection Account Interest					$4,247.01
Late Fees & Other Charges					$41,795.70
Total due to Servicer					$753,602.56

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$136,203.01		$136,203.01
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$913,938.43		$913,938.43	$913,938.43

Available Funds Remaining:					$26,644,956.53

4. Principal Distribution Amount:					$22,931,264.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,931,264.66
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		22,931,264.66		$22,931,264.66
Total Noteholders Principal				$22,931,264.66

5. Available Amounts Remaining to reserve account					3,713,691.87

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,713,691.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,993,928.20
Beginning Period Amount	$17,993,928.20
Current Period Amortization	$777,497.17
Ending Period Required Amount	$17,216,431.03
Ending Period Amount	$17,216,431.03
Next Distribution Date Required Amount	$16,457,960.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$3,713,691.87
Current Period Release to Depositor	$3,713,691.87
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$137,177,174.69	$135,834,781.74	$135,834,781.74
Overcollateralization as a % of Adjusted Pool		16.51%	16.84%	16.84%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.11%	56,129	99.01%	$815,882,774.69
30 - 60 Days	0.69%	388	0.76%	$6,228,251.57
61 - 90 Days	0.16%	90	0.19%	$1,526,031.69
91 + Days	0.04%	25	0.05%	$383,606.23
		56,632		$824,020,664.18
Total
Delinquent Receivables 61 + days past due	0.20%	115	0.23%	$1,909,637.92
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	161	0.31%	$2,654,410.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	162	0.29%	$2,555,797.70
Three-Month Average Delinquency Ratio	0.25%		0.28%

Repossession in Current Period		55		$1,014,372.93
Repossession Inventory		63		$750,434.36

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,348,495.78
Recoveries				$(1,066,740.80)
Net Charge-offs for Current Period				$281,754.98

Beginning Pool Balance for Current Period				$849,071,818.96

Net Loss Ratio				0.40%
Net Loss Ratio for 1st Preceding Collection Period				0.75%
Net Loss Ratio for 2nd Preceding Collection Period				1.45%
Three-Month Average Net Loss Ratio for Current Period				0.87%

Cumulative Net Losses for All Periods				$4,934,469.65
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$2,056,876.93
Number of Extensions				117

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